Employee Future Benefits - Schedule of Funded Status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in value of plan assets
Balance, beginning of year	$ 3,468
Balance, end of year	3,743	$ 3,468
Other assets (Note 9)	355	274
Other liabilities (Note 16)	(527)	(423)
Defined Benefit Pension Plans
Change in benefit obligation
Balance, beginning of year	3,063	3,922
Service costs	62	106
Employee contributions	17	18
Interest costs	159	114
Benefits paid	(169)	(195)
Actuarial losses (gains)	255	(1,026)
Foreign currency translation	(40)	124
Balance, end of year	3,347	3,063
Change in value of plan assets
Balance, beginning of year	3,079	3,722
Actual return on plan assets	373	(651)
Benefits paid	(162)	(187)
Employee contributions	17	18
Employer contributions	46	54
Foreign currency translation	(40)	123
Balance, end of year	3,313	3,079
Funded status	(34)	16
Other assets (Note 9)	236	188
Other current liabilities (Note 13)	(15)	(15)
Other liabilities (Note 16)	(255)	(157)
Net liabilities	(34)	16
Accumulated benefit obligation	2,983	2,818
OPEB Plans
Change in benefit obligation
Balance, beginning of year	582	747
Service costs	22	35
Employee contributions	3	3
Interest costs	30	21
Benefits paid	(31)	(29)
Actuarial losses (gains)	(1)	(225)
Foreign currency translation	(9)	30
Balance, end of year	596	582
Change in value of plan assets
Balance, beginning of year	389	440
Actual return on plan assets	61	(77)
Benefits paid	(26)	(24)
Employee contributions	3	3
Employer contributions	13	19
Foreign currency translation	(10)	28
Balance, end of year	430	389
Funded status	(166)	(193)
Other assets (Note 9)	119	86
Other current liabilities (Note 13)	(13)	(13)
Other liabilities (Note 16)	(272)	(266)
Net liabilities	$ (166)	$ (193)